Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Operating loss carry forward	$ 3,600,000
Operating loss carry forwards expiration year	2017
Operating loss carry forward, valuation allowance	0
Undistributed profits that the Group has both the intent and ability to permanently reinvest	190,700,000
Unrecognized deferred tax liabilities	16,000,000
Unrecognized tax benefit, accrued interest in current period	774,284	605,820
Reversal of unrecognized tax benefits previously recorded, statute of limitations			322,378
Minimum
Income Taxes [Line Items]
Withholding income tax rate	5.00%
Maximum
Income Taxes [Line Items]
Withholding income tax rate	10.00%
If the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	3 years
If underpayment of tax liability exceeding RMB0.1 million
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	5 years
In the case of a related party transaction
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	10 years
State Administration of Taxation, People's Republic of China
Income Taxes [Line Items]
Income tax rate	25.00%
Inland Revenue, Hong Kong
Income Taxes [Line Items]
Income tax rate	16.50%
Interest Related To Uncertain Tax Positions
Income Taxes [Line Items]
Unrecognized tax benefit, accrued interest in current period	$ 168,464	$ 168,926	$ 169,389